Employee Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Total benefits included in accumulated other comprehensive income, before tax		$ (112.1)	$ (73.1)
Total benefits included in accumulated other comprehensive income, after tax		(86.6)	(56.2)
Total expected amortization from accumulated other comprehensive income for the year ended December 31, 2013	4.4
Pension Benefits [Member]
Net benefit plan expense (income) [Abstract]
Service cost		2.9	3.1	2.9
Interest cost		14.9	15.9	15.1
Expected return on plan assets		(17.9)	(18.2)	(15.8)
Amortization of prior service credits		(0.2)	0	0
Amortization of losses (gains)		5.9	5.8	6.7
Settlement loss		4.5	0	0
Other		1.5	0.3	0
Total net benefit plan expense (income)		11.6	6.9	8.9
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax		0.5	0.7
Prior service credits after tax		0.4	0.5
Actuarial losses, net before tax		(125.6)	(88.3)
Actuarial losses, net after tax		(95.2)	(65.8)
Expected Amortization, Prior service credits	(1.8)
Expected Amortization, Actuarial losses, net	8.3
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	387.0	297.1	282.4
Service cost		2.9	3.1	2.9
Interest cost		14.9	15.9	15.1
Plan participants' contributions		0.8	1.0
Actuarial losses (gains)		43.9	7.1
Exchange rate changes		13.9	(0.2)
Benefits and expenses paid from plan assets		(9.2)	(12.2)
Plan amendments		0	(0.7)
Settlements		(14.7)	0
Other		37.4	0.7
Benefit obligation at end of year		387.0	297.1	282.4
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	317.7	275.9	261.3
Actual return on plan assets		23.3	15.0
Company contributions		12.3	10.4
Plan participants' contributions		0.8	1.0
Exchange rate changes		12.7	0.1
Benefits and expenses paid from plan assets		(9.2)	(12.2)
Settlements		(14.7)	0
Other		16.6	0.3
Fair value of plan assets at end of period		317.7	275.9	261.3
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current		(0.9)	(0.2)
Underfunded status at end of year - Non-current		(68.4)	(21.0)
Underfunded status at end of year		(69.3)	(21.2)
Actual asset investment allocations [Abstract]
Expected contributions to plan assets for the next fiscal year		11.8
Fair value of plan assets		317.7	275.9	261.3
Changes in the fair value of pension plan assets determined based on level 3 unobservable inputs [Roll Forward]
Balance at beginning of the year	28.3	19.7	18.3
Purchases/Sales, net		7.7	0.7
Actual return on plan assets		0.2	0.9
Currency impact		0.7	(0.2)
Balance at end of the year		28.3	19.7	18.3
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined benefit plan, plans with benefit obligations in excess of plan assets, aggregate fair value of plan assets		312.3	275.9
Defined benefit plan pension plans with accumulated benefit obligations in excess of plan assets aggregate accumulated benefit obligation		53.5	20.7
Defined benefit plans with accumulated benefit obligations in excess of plan assets aggregate fair value of plan assets		18.4	11.2
Defined benefit plan pension plans with projected benefit obligations in excess of plan assets aggregate projected benefit obligation		381.5	297.1
Total accumulated benefit obligation for defined benefit pension plans		331.2	258.2
Future expected benefit payments [Abstract]
Year ended December 31, 2013		11.6
Year ended December 31, 2014		11.8
Year ended December 31, 2015		12.1
Year ended December 31, 2016		12.6
Year ended December 31, 2017		13.0
Year ended December 31, 2018 - 2022		72.9
Pension Benefits [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		65.5	58.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		65.5	58.3
Pension Benefits [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		98.1	82.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		98.1	82.3
Pension Benefits [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		30.1	89.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		30.1	89.9
Pension Benefits [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		94.1	23.8
Actual asset investment allocations [Abstract]
Fair value of plan assets		94.1	23.8
Pension Benefits [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		15.6	8.0
Actual asset investment allocations [Abstract]
Fair value of plan assets		15.6	8.0
Pension Benefits [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		12.7	11.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		12.7	11.7
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		1.6	1.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		1.6	1.9
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		287.8	254.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		287.8	254.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		65.5	58.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		65.5	58.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		98.1	82.3
Actual asset investment allocations [Abstract]
Fair value of plan assets		98.1	82.3
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		30.1	89.9
Actual asset investment allocations [Abstract]
Fair value of plan assets		30.1	89.9
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		94.1	23.8
Actual asset investment allocations [Abstract]
Fair value of plan assets		94.1	23.8
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Other Observable Inputs (Level 2) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		28.3	19.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		28.3	19.7
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member] | Non-US Equities [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Government Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Bonds [Member] | Non-US Corporate Bonds [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		0	0
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Insurance contracts [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		15.6	8.0
Actual asset investment allocations [Abstract]
Fair value of plan assets		15.6	8.0
Pension Benefits [Member] | Fair Value Based on Significant Unobservable Inputs (Level 3) [Member] | Alternative Investments [Member] | Real Estate and Other [Member]
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at end of period		12.7	11.7
Actual asset investment allocations [Abstract]
Fair value of plan assets		12.7	11.7
Postretirement Benefits [Member]
Net benefit plan expense (income) [Abstract]
Service cost		0	0	0
Interest cost		0.5	0.6	0.9
Expected return on plan assets		0	0	0
Amortization of prior service credits		(1.3)	(1.3)	(0.9)
Amortization of losses (gains)		(0.9)	(0.9)	(1.2)
Settlement loss		0	0	0
Other		0	0	0
Total net benefit plan expense (income)		(1.7)	(1.6)	(1.2)
Net periodic benefit cost not yet recognized included in accumulated other comprehensive income [Abstract]
Prior service credits before tax		4.3	5.7
Prior service credits after tax		2.7	3.6
Actuarial losses, net before tax		8.7	8.8
Actuarial losses, net after tax		5.5	5.5
Expected Amortization, Prior service credits	(1.1)
Expected Amortization, Actuarial losses, net	(1.0)
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	12.6	14.1	15.6
Service cost		0	0	0
Interest cost		0.5	0.6	0.9
Plan participants' contributions		0	0
Actuarial losses (gains)		(0.9)	(0.7)
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.2)	(1.4)
Plan amendments		0.1	0
Settlements		0	0
Other		0	0
Benefit obligation at end of year		12.6	14.1	15.6
Change in fair value of plan assets [Roll forward]
Fair value of plan assets at beginning of year	0	0	0
Actual return on plan assets		0	0
Company contributions		1.2	1.4
Plan participants' contributions		0	0
Exchange rate changes		0	0
Benefits and expenses paid from plan assets		(1.2)	(1.4)
Settlements		0	0
Other		0	0
Fair value of plan assets at end of period		0	0	0
Unfunded status of defined benefit plan [Abstract]
Underfunded status at end of year - Current		(1.6)	(1.9)
Underfunded status at end of year - Non-current		(11.0)	(12.2)
Underfunded status at end of year		(12.6)	(14.1)
Actual asset investment allocations [Abstract]
Fair value of plan assets		0	0	0
Assumptions related to end-of-period benefit obligations [Abstract]
Ultimate health care cost trend rate (in hundredths)		5.00%
Year that rate reaches ultimate trend rate		2019
Future expected benefit payments [Abstract]
Year ended December 31, 2013		1.7
Year ended December 31, 2014		1.5
Year ended December 31, 2015		1.4
Year ended December 31, 2016		1.3
Year ended December 31, 2017		1.1
Year ended December 31, 2018 - 2022		4.1
U.S. Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		0.00%	0.00%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.75%	3.50%
Health care cost trend rate (in hundredths)		0.00%	0.00%
Measurement date		2012-12-31	2011-12-31
Foreign Pension Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)			5.50%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Measurement date		2012-12-31	2011-12-31
Foreign Pension Plans [Member] | Minimum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		5.00%
Expected return on plan assets (in hundredths)		4.75%	4.75%
Rate of compensation increase (in hundredths)		3.00%	3.00%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.25%	5.00%
Rate of compensation increase (in hundredths)		3.00%	3.00%
Foreign Pension Plans [Member] | Maximum [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		5.75%
Expected return on plan assets (in hundredths)		6.50%	6.75%
Rate of compensation increase (in hundredths)		4.25%	4.50%
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		6.75%	5.75%
Rate of compensation increase (in hundredths)		4.50%	4.25%
U.K. Pension Plan [Member]
Actual asset investment allocations [Abstract]
Defined benefit plan assets for plan benefits United Kingdom percentage (in hundredths)		92.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)		41.00%
U.K. Pension Plan [Member] | Real Estate and Other [Member]
Actual asset investment allocations [Abstract]
Future target allocation (in hundredths)		5.00%
U.K. Pension Plan [Member] | Equity Securities [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)		54.00%	53.00%	54.00%
Future target allocation (in hundredths)		54.00%
U.K. Pension Plan [Member] | Fixed Income Debt Securities, Cash and Other [Member]
Actual asset investment allocations [Abstract]
Actual plan assets allocation (in hundredths)		46.00%	47.00%	46.00%
U,S. Postretirement Benefit Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		3.50%	4.10%
Health care cost trend rate (in hundredths)		8.00%	9.00%
Measurement date		2012-01-01	2011-01-01
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		2.75%	3.50%
Health care cost trend rate (in hundredths)		8.00%	9.00%
Measurement date		2012-12-31	2011-12-31
Foreign Postretirement Benefit Plans [Member]
Assumptions related to net benefit costs [Abstract]
Discount rate (in hundredths)		0.00%	0.00%
Expected return on plan assets (in hundredths)		0.00%	0.00%
Rate of compensation increase (in hundredths)		0.00%	0.00%
Measurement date		-	-
Assumptions related to end-of-period benefit obligations [Abstract]
Discount rate (in hundredths)		0.00%	0.00%
Rate of compensation increase (in hundredths)		0.00%	0.00%
Measurement date		-	-
Defined Contribution Plans [Member]
Retirement Savings Plan [Abstract]
Percentage of defined pay the Company contributes on behalf of each eligible employee's retirement plan account (in hundredths)		3.00%
Vesting period for the company's retirement contributions		3 years
Matching contribution percentage each employee is eligible to receive (of the first 6% of pay contributed) (in hundredths)		100.00%
Percentage of employee contribution eligible for the company's matching contribution (in hundredths)		6.00%
Expense under Retirement Savings Plan		69.5	57.7	42.5
Expense with respect to these various defined contribution and government-mandated plans		$ 60.0	$ 57.9	$ 41.9